Income Taxes (Details 2) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets:
Net operating loss carryforward	$ 2,487,784	$ 639,100
Tax credits	75,337
Accruals and reserves	23,023
Restricted stock	114,712
Derivative liability		10,421
Total deferred tax assets before valuation allowance:	2,700,856	649,521
Valuation allowance	(2,698,243)	(639,100)
Deferred tax assets, net of valuation allowance	2,613	10,421
Deferred tax liabilities:
Fixed assets	(2,613)
Convertible debt		(10,421)
Deferred Tax Liabilities, Net	(2,613)	(10,421)
Net deferred tax asset (liability)